Note 39 - Current and Non-Current Assets (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Amounts recovered or settled within one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	€ 137,370	€ 188,691
Interbank balances (w/o central banks)	9,613	8,282
Central bank funds sold and securities purchased under resale agreements	9,591	5,861
Securities borrowed	428	3,396
Financial assets at fair value through profit or loss	517,138	536,367
Financial assets at fair value through other comprehensive income	12,183	16,725
Equity method investments	0	0
Loans	115,669	110,828
Property and equipment	0	0
Goodwill and other intangible assets	0	0
Other assets	82,355	82,588
Assets for current tax	405	396
Total assets before deferred tax assets	884,752	953,134
Amounts recovered or settled after one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	222	40
Interbank balances (w/o central banks)	22	599
Central bank funds sold and securities purchased under resale agreements	4,210	2,361
Securities borrowed	0	0
Financial assets at fair value through profit or loss	13,576	36,977
Financial assets at fair value through other comprehensive income	33,320	34,457
Equity method investments	929	879
Loans	314,172	289,468
Property and equipment	4,930	2,421
Goodwill and other intangible assets	7,029	9,141
Other assets	28,004	10,856
Assets for current tax	521	574
Total assets before deferred tax assets	406,936	387,774
Total [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	137,592	188,732
Interbank balances (w/o central banks)	9,636	8,881
Central bank funds sold and securities purchased under resale agreements	13,801	8,222
Securities borrowed	428	3,396
Financial assets at fair value through profit or loss	530,713	573,344
Financial assets at fair value through other comprehensive income	45,503	51,182
Equity method investments	929	879
Loans	429,841	400,297
Property and equipment	4,930	2,421
Goodwill and other intangible assets	7,029	9,141
Other assets	110,359	93,444
Assets for current tax	926	970
Total assets before deferred tax assets	1,291,688	1,340,907
Deferred tax assets	5,986	7,230
Total assets	€ 1,297,674	€ 1,348,137